Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Value of Goodwill
The following are the changes in the carrying value of goodwill for the fiscal years ended 31 March 2020 and 2019:

(Millions of US dollars)	Europe Building Products	Asia Pacific Fiber Cement	Other Businesses	Total
Balance - 31 March 2018	$—	$0.3	$4.6	$4.9
Acquired	220.0	—	—	220.0
Impairment	—	—	(4.6)	(4.6)
Foreign exchange impact	(19.2)	—	—	(19.2)
Balance - 31 March 2019	$200.8	$0.3	$—	$201.1
Impairment	—	(0.2)	—	(0.2)
Foreign exchange impact	(3.9)	(0.1)	—	(4.0)
Balance - 31 March 2020	$196.9	$—	$—	$196.9

Schedule of Finite-Lived Intangible Assets
The following are the net carrying amount of amortizable intangible assets for the fiscal years ended 31 March 2020 and 2019:

	Year Ended 31 March 2020
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$51.4	$(6.4)	$45.0
Other[1]	11.6	(10.8)	0.8
Total	$63.0	$(17.2)	$45.8
[1] Includes impairment charges of US$1.4 million for the fiscal year ended 31 March 2020

	Year Ended 31 March 2019
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$52.0	$(4.3)	$47.7
Other[1]	11.8	(8.6)	3.2
Total	$63.8	$(12.9)	$50.9
[1] Includes impairment charges of US$2.6 million for the fiscal year ended 31 March 2019

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	At 31 March 2020, the estimated future amortization of intangible assets is as follows:

Years ended 31 March (Millions of US dollars):
2021	$2.6
2022	3.3
2023	4.1
2024	4.4
2025	4.5